Supplemental Cash Flow Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Data
Capital provision-direct assets	$ 338,098	$ 354,884	$ 108,521
Capital provision-indirect assets	58,317	203,029	284,085
Total Proceeds	396,415	557,913	392,606
Increase (decrease) in payable for capital provision-direct assets	(256)	220	36
Total Increase (decrease) in payable for capital provision assets	(256)	220	36
New funding Capital provision-direct assets	(672,931)	(297,143)	(347,630)
New funding Capital provision-indirect assets			(224,156)
Total New funding	$ (672,931)	$ (297,143)	$ (571,786)